Transactions with Related Parties - Summary of Major Balances of Receivables and Payables to Related Parties (Parenthetical) (Details) ₩ in Millions	Dec. 31, 2017	Feb. 29, 2016 KRW (₩)
Outstanding Balances For Related Party Transactions [Abstract]
Long-term deferred revenue		₩ 5
Number of equal payments to refund long-term deferred revenue	4